Allowance for Finance Receivable Losses	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Allowance for Finance Receivable Losses
Allowance for Finance Receivable Losses

Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Year Ended December 31, 2017
Balance at beginning of period	$666	$—	$19	$1	$686
Provision for finance receivable losses	941	—	6	—	947
Charge-offs	(1,041)	—	(5)	(1)	(1,047)
Recoveries	102	—	3	1	106
Balance at end of period	$668	$—	$23	$1	$692

Year Ended December 31, 2016
Balance at beginning of period	$538	$4	$46	$1	$589
Provision for finance receivable losses	906	14	9	—	929
Charge-offs	(843)	(17)	(11)	(1)	(872)
Recoveries	65	3	5	1	74
Other (a)	—	(4)	(30)	—	(34)
Balance at end of period	$666	$—	$19	$1	$686

Year Ended December 31, 2015
Balance at beginning of period	$130	$3	$46	$1	$180
Provision for finance receivable losses	629	67	13	2	711
Charge-offs	(257)	(78)	(18)	(3)	(356)
Recoveries	37	12	5	1	55
Other (b)	(1)	—	—	—	(1)
Balance at end of period	$538	$4	$46	$1	$589

(a)	Other consists of:

•     the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture; and

•     the elimination of allowance for finance receivable losses due to the transfers of real estate loans held for investment to finance receivable held for sale during 2016.

(b)	Other consists of the elimination of allowance for finance receivable losses due to the transfer of personal loans held for investment to finance receivable held for sale during 2015.

The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Retail Sales Finance	Total

December 31, 2017
Allowance for finance receivable losses:
Collectively evaluated for impairment	$528	$2	$1	$531
Purchased credit impaired finance receivables	6	9	—	15
TDR finance receivables	134	12	—	146
Total	$668	$23	$1	$692

Finance receivables:
Collectively evaluated for impairment	$14,276	$57	$6	$14,339
Purchased credit impaired finance receivables	182	22	—	204
TDR finance receivables	317	49	—	366
Total	$14,775	$128	$6	$14,909

Allowance for finance receivable losses as a percentage of finance receivables	4.52%	18.66%	9.91%	4.64%

December 31, 2016
Allowance for finance receivable losses:
Collectively evaluated for impairment	$568	$—	$1	$569
Purchased credit impaired finance receivables	29	8	—	37
TDR finance receivables	69	11	—	80
Total	$666	$19	$1	$686

Finance receivables:
Collectively evaluated for impairment	$13,026	$76	$11	$13,113
Purchased credit impaired finance receivables	353	24	—	377
TDR finance receivables	152	44	—	196
Total	$13,531	$144	$11	$13,686

Allowance for finance receivable losses as a percentage of finance receivables	4.92%	13.31%	4.42%	5.01%

See Note 3 for additional information on the determination of the allowance for finance receivable losses.